Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions

15. Related party transactions

(i) During the three months ended September 30, 2020, John Ryan (Director and former CEO) billed $9,000 (three months ended September 30, 2019 - $15,500) for consulting services to the Company.

(ii) During the three months ended September 30, 2020, Wayne Parsons (Director and CFO) billed $40,000 (three months ended September 30, 2019 - $42,618) for consulting services to the Company.

(iii) During the three months ended September 30, 2020, Hugh Aird (Director) billed $18,223 (three months ended September 30, 2019 - $9,774) for consulting services to the Company.

(iv) During the three months ended September 30, 2020, Richard Williams (Director and Executive Chairman) billed $45,000 (three months ended September 30, 2019 - $nil) for consulting services to the Company. At September 30, 2020, $109,236 is owed to Mr. Williams (June 30, 2020 - $121,161) with all amounts included in accounts payable and accrued liabilities

During the three months ended September 30, 2020, the Company issued 214,286 August 2020 Units at a deemed price of $0.67 to settle $56,925 of debt owed to Mr. Williams. See note 9(v)

(v) During the three months ended September 30, 2020 Sam Ash (President and CEO) billed $54,583(three months ended September 30, 2019 - $nil) for consulting services to the Company. At September 30, 2020, $nil is owed to Mr. Ash (June 30, 2020 - 60,000 with all amounts included in accounts payable and accrued liabilities

During the three months ended September 30, 2020, the Company issued 77,143 August 2020 Units at a deemed price of $0.67 to settle $20,000 of debt owed to Mr. Ash.

(vi) During the three months ended September 30, 2020, the Company issued 300,000 August 2020 Units at a deemed price of $0.67 to settle $77,696 (C$105,000) of debt owed to a shareholder of the Company.

17. Related party transactions

During the year ended June 30, 2020, John Ryan (Director and former CEO) billed $51,500, Wayne Parsons (Director and CFO) billed $136,045, Hugh Aird (Director) billed $9,774, Richard Williams (Director and Executive Chairman) billed $134,927, and Sam Ash (President and CEO) billed $60,000 for services to the Company.

At June 30, 2020, $121,161 is owed to Mr. Williams and $60,000 is owed to Mr. Ash with all amounts included in accounts payable and accrued liabilities.

During the year ended June 30, 2020, the Company issued 1,403,200 June 2019 Units and 1,912,000 August 2019 Units at a deemed price of C$0.05 as finder’s fees with a total value of C$165,760 ($125,180) to a shareholder of the Company.